Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.).
These investments comprise:

(€ million)	% interest	2019	2018	2017	(a)
Regeneron Pharmaceuticals, Inc.(b)	21.2	3,342	3,055	2,496
Onduo LLC	19.9	—	108	141
Infraserv GmbH & Co. Höchst KG(c)	31.2	70	73	73
Entities and companies managed by Bristol-Myers Squibb(d)	49.9	37	40	38
Other investments	—	142	126	99
Total		3,591	3,402	2,847

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)	See Note D.1.2.

(c)	Joint venture.

(d)	Under the terms of the agreements with BMS (see Note C.2.), Sanofi’s share of the net assets of entities majority-owned by BMS is recorded in Investments accounted for using the equity method.

As a result of the restructuring of Onduo LLC, finalized November 11, 2019, Sanofi lost significant influence over that entity on that date. The loss of significant influence over that entity did not have a material impact on profit or loss. As of December 31, 2019 Sanofi held an equity interest of 19.9% in Onduo LLC (see Note D.7.1.).
The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2019		2018		2017	(a)
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method	15	240	17	482	20	65
Share of other comprehensive income from investments accounted for using the equity method	(7)	90	(7)	105	22	(303)
Total	8	330	10	587	42	(238)

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

The financial statements include arm’s length commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2019	2018	2017
Sales	24	35	33
Royalties and other income(a)	270	116	100
Accounts receivable and other receivables(a)	151	89	85
Purchases and other expenses (including research expenses)(a)	1,334	1,143	777
Accounts payable and other payables(a)	342	544	217

(a)	These amounts mainly comprise transactions with Regeneron.

Funding commitments to associates and joint ventures amounted to €67 million as of December 31, 2019 and €102 million as of December 31, 2018.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.
Regeneron
Key items from the consolidated financial statements of Regeneron, after adjustments to comply with IFRS (including those required to align on elective accounting treatments adopted by Sanofi) but before fair value remeasurements, are set forth below:

(€ million)	2019	2018	2017	(a)
Net sales and other revenues	7,023	5,680	5,079
Net income	1,882	2,476	702
Other comprehensive income for the period, net of taxes	113	(33)	12
Comprehensive income	1,995	2,443	714

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(€ million)	December 31, 2019	December 31, 2018	December 31, 2017	(a)
Current assets	6,858	5,621	3,615
Non-current assets	6,627	4,731	3,966
Total assets	13,485	10,352	7,581
Current liabilities	1,870	1,258	983
Non-current liabilities	925	772	1,340
Total liabilities	2,795	2,030	2,323
Consolidated shareholders’ equity of Regeneron	10,690	8,322	5,258

(a)	Includes the effect of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

The table below shows a reconciliation to the carrying amount of the investment:

(€ million)	December 31, 2019	December 31, 2018	December 31, 2017	(a)
% interest	21%	22%	22%
Share of equity attributable to Sanofi	2,263	1,806	1,167
Goodwill	839	858	810
Fair value remeasurements of assets and liabilities at the acquisition date	811	873	938
Other items(b)	(571)	(482)	(419)
Carrying amount of the investment in Regeneron	3,342	3,055	2,496

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)
Mainly comprised of the difference arising from Sanofi’s share of the accumulated profits and losses and other changes in the net assets of Regeneron for the periods prior to first-time application of the equity method, and thereafter (i) Sanofi’s share of the stock option expense recognized against equity in the books of Regeneron, and of the deferred taxes recognized against equity in respect of that expense in accordance with IAS 12 paragraph 68.C. and (ii) the effects of the elimination of internal profits between Sanofi and Regeneron.

The market value of Sanofi’s investment in Regeneron as of December 31 of each of the periods presented, based on the quoted stock market price per share in US dollars, is shown below:

	2019	2018	2017
Quoted stock market price per share ($)	375.48	373.50	375.96
Market value of investment in Regeneron ($ million)	8,767	8,835	8,978
Market value of investment in Regeneron (€ million)	7,820	7,702	7,487